Customer deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classification:
Financial liabilities at amortized cost	R$ 605,068,163	R$ 583,220,576
Total	605,068,163	583,220,576
Demand deposits
Current accounts (1)	41,297,264	36,598,932
Savings accounts	57,369,286	58,075,460
Time deposits	425,286,952	390,497,032
Repurchase agreements	81,114,661	98,049,152
Comprising:
Backed operations with Private Securities (2)	13,688,402	21,550,508
Backed operations with Government Securities	R$ 67,426,259	R$ 76,498,644